Related parties transactions - Leasing terms and rental (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of related party [Line Items]
Rental expense	[1]	¥ 33,814	¥ 32,486	¥ 30,030
Hailiang Investment [Member]
Disclosure of related party [Line Items]
Rental expense		¥ 31,504	30,965	30,030
Leasing period		October 11, 2017 ~ June 30, 2037
Nanchang Hongtou [Member]
Disclosure of related party [Line Items]
Rental expense		¥ 1,580	1,521	0
Leasing period		July 1, 2017 ~ June 30, 2022
Hailiang Real estate [Member]
Disclosure of related party [Line Items]
Rental expense		¥ 730	¥ 0	¥ 0
Leasing period		June 11, 2018 ~ June 10, 2023

[1]	The Group leases the school buildings and the related facilities in three campuses from Hailiang Investment, a related party controlled by Mr. Feng. In addition, Haibo Education and Haibo Logistics lease the office space and warehouse from Nanchang Hongtou Property Management Co., Ltd. (“Nanchang Hongtou”), a related party owned by Mr. Honggen Min, who is the controlling shareholder of Nanchang Baishu. The Group also leases some office spaces from Hangzhou Hailiang Real Estate Co., Ltd. (“Hailiang Real Estate”), a related party controlled by Mr. Feng.